Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
Evolved U.S. Discretionary Spending ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.4%
FedEx Corp. ...................... 294 $ 47,122
Airlines — 0.2%
(a)
Alaska Air Group, Inc. ................ 182 8,092
JetBlue Airways Corp. ................ 483 3,883
Southwest Airlines Co. ............... 227 8,251
20,226
Beverages — 0.3%
Constellation Brands, Inc., Class A ....... 136 33,603
Building Products — 0.1%
American Woodmark Corp.
(a)
........... 28 1,270
Masco Corp. ...................... 286 13,233
14,503
Chemicals — 0.1%
Scotts Miracle- Gro Co. (The) ........... 56 2,571
Valvoline, Inc. ..................... 294 8,632
11,203
Commercial Services & Supplies — 0.6%
Cintas Corp. ...................... 126 53,872
Rentokil Initial plc, ADR ............... 353 10,922
Rollins, Inc. ....................... 315 13,255
UniFirst Corp. ..................... 28 5,152
83,201
Consumer Finance — 0.1%
FirstCash Holdings, Inc. .............. 133 13,094
LendingTree , Inc.
(a)
.................. 9 227
PROG Holdings, Inc.
(a)
............... 234 3,866
17,187
Distributors — 0.5%
Genuine Parts Co. .................. 217 38,596
LKQ Corp. ....................... 191 10,627
Pool Corp. ....................... 66 20,079
69,302
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.
(a)
.... 35 2,286
Grand Canyon Education, Inc.
(a)
......... 63 6,339
H&R Block, Inc. .................... 392 16,131
WW International, Inc.
(a)(b)
............. 63 285
25,041
Diversified Financial Services — 0.0%
Cannae Holdings, Inc.
(a)
.............. 105 2,432
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
1,303 8,678
Cinemark Holdings, Inc.
(a)
............. 224 2,377
Live Nation Entertainment, Inc.
(a)
........ 315 25,077
Madison Square Garden Sports Corp. ..... 35 5,481
Take-Two Interactive Software, Inc.
(a)
...... 33 3,910
45,523
Equity Real Estate Investment Trusts (REITs) — 0.2%
Apple Hospitality REIT, Inc. ............ 294 5,033
Host Hotels & Resorts, Inc. ............ 931 17,577
Macerich Co. (The) ................. 203 2,259
Park Hotels & Resorts, Inc. ............ 210 2,747
Ryman Hospitality Properties, Inc. ....... 56 4,980
32,596
Security
Shares
Shares Value
Food & Staples Retailing — 16.7%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 491 $ 38,003
Casey's General Stores, Inc. ........... 147 34,208
Costco Wholesale Corp. .............. 1,848 926,772
Grocery Outlet Holding Corp.
(a)
.......... 394 13,621
Kroger Co. (The) ................... 3,095 146,363
Performance Food Group Co.
(a)
......... 269 13,999
PriceSmart , Inc. .................... 98 6,269
Sprouts Farmers Market, Inc.
(a)
.......... 441 13,010
Sysco Corp. ...................... 489 42,328
US Foods Holding Corp.
(a)
............. 378 11,249
Walgreens Boots Alliance, Inc. .......... 1,712 62,488
Walmart, Inc. ...................... 6,149 875,187
2,183,497
Food Products — 0.1%
Beyond Meat, Inc.
(a)(b)
................ 59 926
Flowers Foods, Inc. ................. 315 9,044
Freshpet , Inc.
(a)
.................... 69 4,068
14,038
Hotels, Restaurants & Leisure — 15.3%
Airbnb, Inc., Class A
(a)
................ 748 79,969
Aramark ......................... 560 20,440
BJ's Restaurants, Inc.
(a)
............... 63 2,070
Bloomin ' Brands, Inc. ................ 336 8,067
Booking Holdings, Inc.
(a)
.............. 74 138,341
Boyd Gaming Corp. ................. 145 8,375
Brinker International, Inc.
(a)
............ 185 6,177
Caesars Entertainment, Inc.
(a)
.......... 458 20,028
Carnival Corp.
(a)
.................... 1,830 16,580
Cheesecake Factory, Inc. (The) ......... 147 5,264
Chipotle Mexican Grill, Inc.
(a)
........... 80 119,866
Choice Hotels International, Inc. ......... 112 14,542
Churchill Downs, Inc. ................ 69 14,346
Cracker Barrel Old Country Store, Inc. ..... 98 11,194
Darden Restaurants, Inc. ............. 469 67,133
Dave & Buster's Entertainment, Inc.
(a)
..... 148 5,898
Domino's Pizza, Inc. ................. 145 48,175
DraftKings , Inc., Class A
(a)
............. 416 6,573
Expedia Group, Inc.
(a)
................ 260 24,302
Hilton Grand Vacations, Inc.
(a)
.......... 147 5,768
Hilton Worldwide Holdings, Inc. ......... 775 104,826
Hyatt Hotels Corp., Class A
(a)
........... 112 10,551
Jack in the Box, Inc. ................. 79 6,970
Las Vegas Sands Corp.
(a)
............. 916 34,817
Light & Wonder, Inc., Class A
(a)
.......... 77 4,323
Marriott International, Inc., Class A ....... 500 80,055
Marriott Vacations Worldwide Corp. ....... 62 9,161
McDonald's Corp. .................. 1,816 495,151
MGM Resorts International ............ 774 27,531
Norwegian Cruise Line Holdings Ltd.
(a)
..... 639 10,793
Papa John's International, Inc. .......... 82 5,956
Penn Entertainment, Inc.
(a)
............. 234 7,745
Planet Fitness, Inc., Class A
(a)
.......... 364 23,835
Red Rock Resorts, Inc., Class A ......... 203 8,455
Royal Caribbean Cruises Ltd.
(a)
......... 274 14,626
Ruth's Hospitality Group, Inc. ........... 126 2,618
Shake Shack, Inc., Class A
(a)
........... 84 4,668
Six Flags Entertainment Corp.
(a)
......... 119 2,654
Starbucks Corp. .................... 2,579 223,316
Texas Roadhouse, Inc. ............... 252 24,935
Travel + Leisure Co. ................. 287 10,900
Vail Resorts, Inc. ................... 91 19,941
Wendy's Co. (The) .................. 595 12,364
Wingstop , Inc. ..................... 84 13,305

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Evolved U.S. Discretionary Spending ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc. ........ 335 $ 25,437
Wynn Resorts Ltd.
(a)
................. 175 11,182
Yum China Holdings, Inc. ............. 1,200 49,620
Yum! Brands, Inc. .................. 1,035 122,389
1,991,232
Household Durables — 0.3%
Helen of Troy Ltd.
(a)
................. 36 3,406
La-Z-Boy, Inc. ..................... 126 3,121
Newell Brands, Inc. ................. 663 9,156
Taylor Morrison Home Corp.
(a)
.......... 140 3,688
Tempur Sealy International, Inc. ......... 476 12,800
Toll Brothers, Inc. ................... 182 7,840
Tupperware Brands Corp.
(a)
............ 77 595
40,606
Household Products — 2.8%
Colgate-Palmolive Co. ............... 73 5,390
Kimberly-Clark Corp. ................ 182 22,652
Procter & Gamble Co. (The) ........... 2,503 337,079
365,121
Interactive Media & Services — 0.2%
(a)
Cars.com, Inc. ..................... 105 1,457
Match Group, Inc. .................. 66 2,851
Pinterest, Inc., Class A ............... 1,033 25,412
29,720
Internet & Direct Marketing Retail — 15.4%
Amazon.com, Inc.
(a)
................. 17,920 1,835,725
Chewy, Inc., Class A
(a)(b)
.............. 158 6,119
DoorDash , Inc., Class A
(a)
............. 541 23,550
eBay, Inc. ........................ 862 34,342
Etsy, Inc.
(a)
....................... 203 19,064
Groupon, Inc.
(a)
.................... 42 309
MercadoLibre , Inc.
(a)
................. 85 76,637
Overstock.com, Inc.
(a)
................ 87 2,023
Qurate Retail, Inc. .................. 370 866
Stitch Fix, Inc., Class A
(a)
.............. 96 384
Wayfair, Inc., Class A
(a)(b)
.............. 288 10,921
2,009,940
IT Services — 1.2%
Block, Inc., Class A
(a)
................ 438 26,311
Euronet Worldwide, Inc.
(a)
............. 70 5,881
Mastercard , Inc., Class A .............. 143 46,930
PayPal Holdings, Inc.
(a)
............... 220 18,387
Visa, Inc., Class A
(b)
................. 262 54,276
151,785
Leisure Products — 0.3%
Hasbro, Inc. ...................... 168 10,962
Mattel, Inc.
(a)
...................... 530 10,049
Peloton Interactive, Inc., Class A
(a)
....... 508 4,267
Polaris, Inc. ....................... 49 4,978
YETI Holdings, Inc.
(a)
................ 171 5,486
35,742
Media — 0.1%
Interpublic Group of Cos., Inc. (The) ...... 377 11,231
Multiline Retail — 7.0%
Big Lots, Inc. ...................... 217 4,095
Dollar General Corp. ................ 1,092 278,515
Dollar Tree, Inc.
(a)
................... 1,065 168,802
Kohl's Corp. ...................... 799 23,930
Macy's, Inc. ...................... 1,060 22,101
Nordstrom, Inc. .................... 547 11,126
Security
Shares
Shares Value
Multiline Retail (continued)
Ollie's Bargain Outlet Holdings, Inc.
(a)
..... 285 $ 15,960
Target Corp. ...................... 2,341 384,509
909,038
Oil, Gas & Consumable Fuels — 1.1%
ConocoPhillips .................... 1,102 138,951
Personal Products — 1.0%
Coty, Inc., Class A
(a)
................. 279 1,872
Estee Lauder Cos., Inc. (The), Class A .... 626 125,507
Herbalife Nutrition Ltd.
(a)
.............. 166 3,529
Inter Parfums , Inc. .................. 54 4,368
135,276
Professional Services — 0.1%
ManpowerGroup , Inc. ................ 105 8,226
Real Estate Management & Development — 0.0%
RE/MAX Holdings, Inc., Class A ......... 73 1,421
Road & Rail — 0.5%
(a)
Avis Budget Group, Inc. .............. 71 16,788
Lyft, Inc., Class A ................... 345 5,051
Uber Technologies, Inc. ............... 1,600 42,512
64,351
Software — 0.1%
Intuit, Inc. ........................ 35 14,963
Specialty Retail — 25.3%
Abercrombie & Fitch Co., Class A
(a)
....... 363 6,382
Academy Sports & Outdoors, Inc. ........ 305 13,429
Advance Auto Parts, Inc. .............. 252 47,860
American Eagle Outfitters, Inc. .......... 819 9,304
AutoNation, Inc.
(a)
................... 147 15,628
AutoZone, Inc.
(a)
................... 77 195,032
Bath & Body Works, Inc. .............. 1,098 36,651
Bed Bath & Beyond, Inc.
(a)
............. 675 3,085
Best Buy Co., Inc. .................. 743 50,829
Boot Barn Holdings, Inc.
(a)
............. 151 8,577
Buckle, Inc. (The) .................. 133 5,231
Burlington Stores, Inc.
(a)
.............. 318 45,461
CarMax, Inc.
(a)
..................... 423 26,653
Carvana Co., Class A
(a)
............... 184 2,489
Dick's Sporting Goods, Inc. ............ 302 34,355
Five Below, Inc.
(a)
................... 273 39,954
Floor & Decor Holdings, Inc., Class A
(a)
.... 382 28,027
Foot Locker, Inc. ................... 448 14,202
GameStop Corp., Class A
(a)(b)
........... 854 24,177
Gap, Inc. (The) .................... 1,463 16,488
Home Depot, Inc. (The) .............. 3,667 1,085,909
Leslie's, Inc.
(a)
..................... 288 4,043
Lithia Motors, Inc., Class A ............ 49 9,709
Lowe's Cos., Inc. ................... 2,275 443,511
Monro , Inc. ....................... 119 5,682
Murphy USA, Inc. .................. 84 26,419
National Vision Holdings, Inc.
(a)
......... 175 6,482
O'Reilly Automotive, Inc.
(a)
............. 279 233,570
Rent-A-Center, Inc. ................. 202 4,212
RH
(a)
........................... 79 20,060
Ross Stores, Inc. ................... 1,648 157,697
Sally Beauty Holdings, Inc.
(a)
........... 567 7,207
Signet Jewelers Ltd. ................. 283 18,463
Sleep Number Corp.
(a)
............... 82 2,275
TJX Cos., Inc. (The) ................. 5,119 369,080
Tractor Supply Co. .................. 482 105,929
Ulta Beauty, Inc.
(a)
.................. 269 112,810

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Evolved U.S. Discretionary Spending ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Urban Outfitters, Inc.
(a)
............... 350 $ 8,351
Victoria's Secret & Co.
(a)
.............. 367 13,799
Williams-Sonoma, Inc. ............... 318 39,378
3,298,400
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc. ....................... 897 137,546
Textiles, Apparel & Luxury Goods — 6.9%
Capri Holdings Ltd.
(a)
................ 460 21,013
Carter's, Inc. ...................... 245 16,628
Columbia Sportswear Co. ............. 126 9,387
Crocs, Inc.
(a)
...................... 238 16,839
Deckers Outdoor Corp.
(a)
.............. 113 39,542
G-III Apparel Group Ltd.
(a)
............. 203 3,958
Hanesbrands, Inc. .................. 1,288 8,784
Kontoor Brands, Inc. ................. 151 5,391
Levi Strauss & Co., Class A ............ 230 3,441
Lululemon Athletica , Inc.
(a)
............. 584 192,159
NIKE, Inc., Class B ................. 4,549 421,601
Oxford Industries, Inc. ............... 84 8,545
PVH Corp. ....................... 297 15,242
Ralph Lauren Corp., Class A ........... 211 19,558
Skechers USA, Inc., Class A
(a)
.......... 588 20,245
Steven Madden Ltd. ................. 390 11,649
Tapestry, Inc. ...................... 1,295 41,026
Under Armour , Inc., Class A
(a)
........... 707 5,267
Under Armour , Inc., Class C, NVS
(a)
...... 721 4,730
VF Corp. ........................ 1,005 28,391
Wolverine World Wide, Inc. ............ 217 3,717
897,113
Trading Companies & Distributors — 0.7%
Fastenal Co. ...................... 654 31,608
MSC Industrial Direct Co., Inc., Class A .... 70 5,809
SiteOne Landscape Supply, Inc.
(a)
........ 63 7,300
WW Grainger, Inc. .................. 84 49,085
93,802
Total Common Stocks — 99.2%
(Cost: $14,846,337) .............................. 12,933,938
Preferred Stocks
Preferred Stocks — 0.0%
Entertainment — 0.0%
AMC Entertainment Holdings, Inc. ....... 1,303 2,671
Total Preferred S tocks — 0.0%
(Cost: $7,197) ................................. 2,671
Total Long-Term Investments — 99.2%
(Cost: $14,853,534) .............................. 12,936,609
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.29%
(e)
............ 105,759 $ 105,738
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.97% .................. 97,631 97,631
Total Short-Term Securities — 1.5%
(Cost: $203,349) ................................ 203,369
Total Investments — 100.7%
(Cost: $15,056,883 ) .............................. 13,139,978
Liabilities in Excess of Other Assets — (0.7)% ............ (97,564)
Net Assets — 100.0% ..............................
$ 13,042,414
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Evolved U.S. Discretionary Spending ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 298,302 $ — $ (193,433)
(a)
$ 897 $ (28) $ 105,738 105,759 $ 1,512
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 60,000 37,631
(a)
— — — 97,631 97,631 734 —
$ 897 $ (28) $ 203,369 $ 2,246 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Evolved U.S. Discretionary Spending ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,933,938 $ — $ — $ 12,933,938
Preferred Stocks ......................................... 2,671 — — 2,671
Short-Term Securities
Money Market Funds ...................................... 203,369 — — 203,369
$ 13,139,978 $ — $ — $ 13,139,978
Portfolio Abbreviation
ADR American Depositary Receipts
NVS Non-Voting Shares
REIT Real Estate Investment Trust